Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Preferred Stock

As of December 31, 2017, the Preferred Stock consisted of the following (in thousands, except share amounts):

	December 31, 2017
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	35,663,974	35,663,974	$39,939	$35,664	13,801,936
Series B Preferred Stock	13,514,553	13,514,553	52,500	52,500	5,230,130

	49,178,527	49,178,527	$92,439	$88,164	19,032,066